Average Annual Total Returns - MCI - Victory INCORE Investment Grade Convertible Fund	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class I After Taxes on Distributions 1 Year	Class I After Taxes on Distributions 5 Years	Class I After Taxes on Distributions 10 Years	Class I After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I After Taxes on Distributions and Sale of Fund Shares 10 Years	1 Year	5 Years	10 Years	ICE BofAML Investment Grade U.S. Convertible 5% Constrained Index (reflects no deduction for fees, expenses or taxes.) 1 Year		ICE BofAML Investment Grade U.S. Convertible 5% Constrained Index (reflects no deduction for fees, expenses or taxes.) 5 Years		ICE BofAML Investment Grade U.S. Convertible 5% Constrained Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	11.84%	11.15%	9.15%	9.55%	9.46%	7.82%	7.05%	8.15%	6.86%	7.57%	13.18%	11.14%	7.05%	[1]	11.73%	[1]	[1]

[1]	Inception date of the ICE BofAML Investment Grade U.S. Convertible 5% Constrained Index is January 1, 2012.